Eaton Vance

National Municipal Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.5%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,947,300
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/32	11,480	14,693,941
Iowa Finance Authority, (State Revolving Fund), 5.00%, 8/1/32	12,000	13,277,040
Michigan Finance Authority, (State Revolving Fund), 3.00%, 10/1/38	1,350	1,515,834
Michigan Finance Authority, (State Revolving Fund), 3.00%, 10/1/39	1,000	1,119,160
Michigan Finance Authority, (State Revolving Fund), 3.00%, 10/1/40	1,435	1,601,360
Michigan Finance Authority, (State Revolving Fund), 3.00%, 10/1/41	1,510	1,680,086
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	12,330	16,053,537
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	30,000	40,479,600
Oklahoma Water Resources Board, (Revolving Fund), 2.00%, 4/1/34	1,280	1,342,835
Oklahoma Water Resources Board, (Revolving Fund), 2.00%, 4/1/35	940	983,118
Oklahoma Water Resources Board, (Revolving Fund), 4.00%, 4/1/33	875	1,101,966
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	11,310	14,876,948
Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,770,400
Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/36	5,000	6,584,800

		$131,027,925

Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 5.6%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,300,549
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/36	480	596,597
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/37	150	185,813
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/29	220	294,782
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/30	185	253,358
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,481,100
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,661,575
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,350,448
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/22	500	537,180

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/23	$500	$561,790
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/24	500	583,895
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	23,374,543
Michigan State University, 5.00%, 2/15/31	1,200	1,566,252
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,579,179
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,235	24,501,351
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/35	2,750	3,664,595
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/53	15,000	19,382,250
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 5.00%, 9/1/32	1,000	1,361,150
Purdue University, IN, 5.00%, 7/1/30	600	833,544
Purdue University, IN, 5.00%, 7/1/31	1,000	1,380,110
Purdue University, IN, 5.00%, 7/1/35	685	929,613
Purdue University, IN, 5.00%, 7/1/36	1,500	2,028,300
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,426,440
University of California, 5.25%, 5/15/36	7,080	8,137,044
University of California, 5.25%, 5/15/37	13,000	14,922,180
University of California, 5.25%, 5/15/38	7,700	8,827,434
University of Virginia, 5.00%, 4/1/38	13,205	16,434,679
University of Virginia, 5.00%, 4/1/39	40,970	50,896,621
Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/36	1,000	1,198,100

		$211,250,472

Electric Utilities — 5.0%
Colorado Springs, CO, Utilities System Revenue, 4.00%, 11/15/36	$525	$661,794
Colorado Springs, CO, Utilities System Revenue, 4.00%, 11/15/37	650	816,783
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	6,130	8,084,857
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/42	1,870	2,297,819
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,879,920
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/31	880	1,115,708
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/41	435	532,792
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/42	300	366,258
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/45	700	847,378
New York Power Authority, 4.00%, 11/15/55	21,960	25,766,986
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,590,418
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	7,055,215
Sacramento Municipal Utility District, CA, 4.00%, 8/15/40	6,200	7,664,688
Sacramento Municipal Utility District, CA, 5.00%, 8/15/35	1,000	1,364,140
Sacramento Municipal Utility District, CA, 5.00%, 8/15/37	8,800	11,922,064
Sacramento Municipal Utility District, CA, 5.00%, 8/15/38	11,000	14,859,570
San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,557,260
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(3)	22,500	25,569,675
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(3)	27,500	31,208,375
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	16,758,386
Utility Debt Securitization Authority, NY, Series 2015, 5.00%, 12/15/33	10,000	12,191,100

		$186,111,186

Escrowed/Prerefunded — 5.0%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$860	$877,793

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 3/1/21, 5.25%, 3/1/28	$5,700	$5,745,201
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	13,675	14,102,480
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	24,209,550
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.00%, 7/1/41	2,185	2,237,200
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	56,420	57,837,271
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,674,583
Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	284,450
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,330,576
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(3)	37,000	41,149,180
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	10,936,692
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,794,700

		$187,179,676

General Obligations — 23.4%
Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/30	$2,070	$2,511,158
Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/31	2,295	2,768,826
Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	3,025,625
Arlington County, VA, 5.00%, 8/1/29	7,580	10,354,356
Belmont, MA, 4.00%, 3/15/32	3,030	3,709,690
Brookhaven, NY, 3.00%, 1/15/29	4,315	4,942,228
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/45	1,750	2,206,873
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/50	10,355	12,976,472
California, 0.52%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	15,000	15,005,100
California, 3.00%, 11/1/34	1,750	2,030,035
California, 3.00%, 11/1/35	1,125	1,294,819
California, 4.00%, 3/1/38	4,650	5,730,567
California, 5.00%, 3/1/34	3,145	4,239,995
California, 5.00%, 3/1/35	23,410	31,501,666
California, 5.00%, 3/1/35	5,000	6,728,250
California, 5.00%, 4/1/35	4,000	5,252,280
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	10,000	13,116,900
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,033,361
Chicago Board of Education, IL, 5.00%, 12/1/42	2,770	2,840,884
Chicago Board of Education, IL, 5.00%, 12/1/44	15,110	16,944,807
Chicago Board of Education, IL, 5.00%, 12/1/46	85	88,584
Chicago, IL, 5.00%, 1/1/39	2,100	2,331,714
Chicago, IL, 5.00%, 1/1/40	1,500	1,662,735
Clackamas Community College District, OR, 5.00%, 6/15/38	760	930,658
Clackamas Community College District, OR, 5.00%, 6/15/39	1,000	1,222,370
Clackamas Community College District, OR, 5.00%, 6/15/40	1,250	1,525,300
Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,223,850
Collin County, TX, 4.00%, 2/15/36	5,705	6,972,138
Connecticut, 3.00%, 1/15/33(5)	4,000	4,578,120
Connecticut, 4.00%, 1/15/37	15,000	18,185,100

Security	Principal Amount (000’s omitted)	Value
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/37	$3,000	$3,833,010
Dane County, WI, 2.00%, 4/1/27	3,405	3,690,577
Dane County, WI, 2.00%, 4/1/28	2,575	2,794,493
Dane County, WI, 2.00%, 4/1/29	650	701,214
Dane County, WI, 2.00%, 4/1/30	1,745	1,869,035
Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,456,594
District of Columbia, 5.00%, 10/15/30	4,000	5,372,760
District of Columbia, 5.00%, 10/15/32	10,000	13,295,000
Erie County, NY, 3.00%, 6/24/21	7,500	7,593,675
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/45(5)	2,765	3,390,222
Garden City Public Schools, MI, 4.00%, 5/1/43	1,560	1,855,074
Garden City Public Schools, MI, 5.00%, 5/1/32	430	574,708
Garden City Public Schools, MI, 5.00%, 5/1/33	1,345	1,787,330
Garden City Public Schools, MI, 5.00%, 5/1/35	1,060	1,400,981
Garden City Public Schools, MI, 5.00%, 5/1/37	815	1,069,793
Garden City Public Schools, MI, 5.00%, 5/1/39	900	1,175,058
Garden City Public Schools, MI, 5.00%, 5/1/46	3,505	4,487,907
Hall County School District, GA, 4.00%, 2/1/38	1,500	1,893,045
Harris County, TX, 3.00%, 10/1/40	1,000	1,124,770
Hartford County Metropolitan District, CT, 5.00%, 7/15/23	1,000	1,111,290
Hartford County Metropolitan District, CT, 5.00%, 7/15/24	1,000	1,151,260
Hawaii, 5.00%, 1/1/34	13,700	17,458,458
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,374,048
Hermiston School District No. 8R, OR, 0.00%, 6/15/42	6,475	3,600,488
Hermiston School District No. 8R, OR, 0.00%, 6/15/45	4,595	2,256,375
Hillsboro School District No. 1J, OR, 4.00%, 6/15/37	1,870	2,324,148
Hillsboro School District No. 1J, OR, 4.00%, 6/15/39	5,500	6,798,440
Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	2,500	3,082,500
Howard County, MD, 4.00%, 8/15/35	2,065	2,608,880
Howard County, MD, 4.00%, 8/15/36	6,610	8,333,227
Howard County, MD, 4.00%, 8/15/37	5,000	6,282,800
Howard County, MD, 4.00%, 8/15/38	1,245	1,559,773
Hudsonville Public Schools, MI, 4.00%, 5/1/37	1,500	1,833,945
Hudsonville Public Schools, MI, 4.00%, 5/1/39	1,060	1,284,773
Hudsonville Public Schools, MI, 4.00%, 5/1/44	1,975	2,359,039
Illinois, 5.00%, 2/1/24	10,705	11,767,685
Illinois, 5.00%, 11/1/24	11,295	12,637,072
Illinois, 5.00%, 2/1/27	18,500	20,053,630
Illinois, 5.00%, 2/1/29	15,000	17,196,900
Illinois, 5.00%, 5/1/39	10,000	10,643,600
Illinois, 5.25%, 7/1/30	6,150	6,560,143
Illinois, 5.50%, 5/1/39	870	1,053,527
Illinois, 5.75%, 5/1/45	890	1,081,840
Issaquah School District No. 411, WA, 4.00%, 12/1/33	13,935	17,633,767
Johnson County, KS, 2.00%, 9/1/33	2,595	2,805,480
Johnson County, KS, 3.00%, 9/1/30	3,065	3,637,940
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,169,254
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,635,284
Klein Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/1/21, 5.00%, 2/1/36	14,180	14,230,339

Security	Principal Amount (000’s omitted)	Value
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/49	$970	$1,137,849
Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,610,000
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/36	1,250	1,472,450
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,935	3,435,682
Lower Merion School District, PA, 4.00%, 11/15/28	2,000	2,521,620
Massachusetts, 5.00%, 7/1/35	10,000	11,956,500
Massachusetts, 5.00%, 3/1/37	10,900	12,450,961
Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,532,163
New Jersey, 5.00%, 6/1/25	5,000	5,953,300
New Jersey, 5.00%, 6/1/27	4,000	5,005,640
New Jersey, 5.00%, 6/1/29	3,000	3,888,330
New York, NY, 4.00%, 10/1/35	590	709,322
New York, NY, 4.00%, 3/1/36	8,000	9,346,960
New York, NY, 4.00%, 8/1/38	7,830	9,271,425
New York, NY, 4.00%, 8/1/42(3)	28,000	32,771,200
North Carolina, 5.00%, 6/1/30	10,000	13,524,700
Novi Community School District, MI, 5.00%, 5/1/41	1,100	1,435,104
Novi Community School District, MI, 5.00%, 5/1/42	1,700	2,208,555
Novi Community School District, MI, 5.00%, 5/1/43	1,150	1,492,206
Ocean City, NJ, 2.25%, 9/15/32	4,000	4,194,560
Ocean County, NJ, 3.00%, 8/1/33	3,330	3,865,830
Oklahoma City, OK, 5.00%, 3/1/25	350	419,762
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,546,687
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/35	245	301,798
Park City, UT, 4.00%, 2/1/31	3,490	4,333,707
Piscataway Township, NJ, 2.00%, 10/15/36	1,600	1,608,848
Piscataway Township, NJ, 3.00%, 10/15/28	1,500	1,747,110
Piscataway Township, NJ, 3.00%, 10/15/31	1,800	2,100,672
Piscataway Township, NJ, 3.00%, 10/15/32	1,610	1,857,924
Port of Houston Authority, TX, 3.00%, 10/1/39	2,625	3,001,189
Portland School District No. 1, OR, 3.00%, 6/15/33	3,400	3,962,156
Portland School District No. 1, OR, 3.00%, 6/15/34	6,775	7,831,358
Portland School District No. 1, OR, 3.00%, 6/15/35	9,490	10,895,279
Portland School District No. 1, OR, 4.00%, 6/15/32	3,945	5,017,961
Randolph County, NC, Limited Obligation Bonds, 5.00%, 10/1/33	250	328,275
Richmond Community Schools, MI, 4.00%, 5/1/36	2,200	2,618,088
Richmond Community Schools, MI, 4.00%, 5/1/37	2,655	3,149,759
Richmond Community Schools, MI, 4.00%, 5/1/38	2,665	3,155,653
Richmond Community Schools, MI, 4.00%, 5/1/39	2,665	3,145,953
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/32	2,250	2,713,478
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,350	1,614,182
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/34	1,100	1,307,284
San Antonio, TX, 3.00%, 8/1/39	2,650	3,013,209
San Bernardino Community College District, CA, (Election of 2018), 4.00%, 8/1/38	675	791,552
San Bernardino Community College District, CA, (Election of 2018), 4.00%, 8/1/39	600	702,354
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/45	10,290	12,342,958
San Francisco Unified School District, CA, (Election of 2016), 4.00%, 6/15/33	4,000	4,834,040
San Francisco Unified School District, CA, (Election of 2016), 4.00%, 6/15/36	3,000	3,591,270
Tennessee, 5.00%, 9/1/28	3,000	3,885,420

Security	Principal Amount (000’s omitted)	Value
Texas, (AMT), 4.50%, 8/1/28	$1,585	$2,017,816
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	11,783,000
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	750	949,898
Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,880,796
Walled Lake Consolidated School District, MI, 5.00%, 5/1/41	700	919,653
Walled Lake Consolidated School District, MI, 5.00%, 5/1/42	1,000	1,310,290
Walled Lake Consolidated School District, MI, 5.00%, 5/1/45	1,365	1,773,463
Walled Lake Consolidated School District, MI, 5.00%, 5/1/50	2,500	3,210,450
Washington County, OR, 4.00%, 3/1/30	1,000	1,162,200
Washington, 5.00%, 2/1/33	13,140	14,914,163
Washington, 5.00%, 6/1/36	6,280	8,258,702
Washington, 5.00%, 8/1/36	13,010	17,596,675
Washington, 5.00%, 2/1/37	3,695	4,920,853
Washington, 5.00%, 8/1/38	25,430	34,185,803
Washington, 5.00%, 2/1/39	3,895	4,542,076
Washington, 5.00%, 6/1/39(5)	2,125	2,801,154
Washington, 5.00%, 6/1/41(5)	2,000	2,611,780
Washington, Series 2021A, 5.00%, 8/1/35	10,000	13,575,000
Washington, Series R-2018D, 5.00%, 8/1/35	14,355	18,279,083
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/40	1,200	750,576
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	905,430
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/46	1,000	1,259,120
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/49	3,430	4,303,724
Wilmington, DE, 5.00%, 1/1/33	1,000	1,380,040
Wilmington, DE, 5.00%, 1/1/35	1,330	1,824,547
Wisconsin, 5.00%, 5/1/31	9,365	12,229,753
Wisconsin, 5.00%, 5/1/38	22,500	26,573,850

		$878,347,790

Hospital — 6.7%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,935,777
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/38	1,000	1,207,430
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/45	3,000	3,548,340
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	998,276
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,432,706
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,158,433
Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,415,080
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,810,656
DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,322,220
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/36	425	512,478
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/41	590	700,719
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,790,188
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,354,340
Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,648,800

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.84%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	$9,500	$9,509,025
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	9,234,150
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	1,500	1,852,755
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,357,080
Medford Hospital Facilities Authority, OR, (Asante Health System), 4.00%, 8/15/50	2,000	2,312,660
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	3,000	3,840,300
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,924,451
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,539,768
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,497,161
Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,575,743
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	4,095,708
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	5,330	6,164,891
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	10,000	11,525,000
North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,636,362
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	2,084,058
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	6,230,536
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,666,145
Oregon Health and Science University, 4.00%, 7/1/44	1,685	2,005,403
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,759,145
Public Finance Authority, WI, (Blue Ridge HealthCare), 5.00%, 1/1/36	470	597,394
Public Finance Authority, WI, (Blue Ridge HealthCare), 5.00%, 1/1/37	500	633,320
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	12,440,505
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,258,999
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,632,275
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,972,900
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,716,133
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	24,578,889

		$250,476,199

Housing — 0.4%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	$1,750	$1,957,392
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.64%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(4)	3,920	3,920,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,639,362

		$16,516,754

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.9%
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$265	$265,196
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 0.89%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	5,000	5,003,200
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.89%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	10,000	10,008,100
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	15,060,233
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	29,085	35,872,276
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	4,212,692
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	544,540

		$70,966,237

Insured-General Obligations — 0.8%
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/35	$785	$966,563
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/36	1,045	1,281,013
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/37	1,000	1,220,680
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/38	1,000	1,216,190
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/39	1,000	1,212,050
Grandville Public Schools, MI, (AGM), 4.00%, 5/1/40	650	786,604
Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	13,104,445
Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,760,212
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/38	1,330	1,683,275
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/45	2,000	2,489,580
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/49	2,250	2,790,337

		$31,510,949

Insured-Hospital — 0.1%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$2,008,482

		$2,008,482

Insured-Other Revenue — 1.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$35,098,869
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/39	2,895	3,146,981
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/40	430	466,331
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/49	9,135	9,605,178

		$48,317,359

Insured-Special Tax Revenue — 0.5%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,523,080
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,145,156

		$18,668,236

Insured-Transportation — 2.3%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$7,083,819
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	18,163,744

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	$5,970	$6,697,982
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(3)	8,900	10,099,720
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,076,600

		$86,121,865

Insured-Water and Sewer — 0.2%
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/32	$545	$690,052
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/33	580	731,577
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/34	500	627,370
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/35	375	468,926
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/36	375	467,535
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/37	625	776,169
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/38	725	897,593
Bloomington, IN, Sewage Works Revenue, Green Bonds, (BAM), 4.00%, 1/1/39	1,000	1,233,250

		$5,892,472

Lease Revenue/Certificates of Participation — 2.8%
Florida Department of Transportation Financing Corp., 3.00%, 7/1/31(5)	$9,230	$10,917,521
Florida Department of Transportation Financing Corp., 3.00%, 7/1/32(5)	10,000	11,754,200
Florida Department of Transportation Financing Corp., 3.00%, 7/1/33(5)	10,000	11,687,100
Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/31	5,125	6,083,016
Hillsborough County, FL, 4.00%, 8/1/31	4,760	5,951,523
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	2,990	3,370,239
Los Angeles County, CA, Tax and Revenue Anticipation Notes, 4.00%, 6/30/21	20,000	20,381,200
New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	4,206,170
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	8,460	10,340,827
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	16,213,365
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,640,109

		$103,545,270

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,940	$5,033,811

		$5,033,811

Other Revenue — 3.0%
Battery Park City Authority, NY, 5.00%, 11/1/40	$1,000	$1,326,430
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	45,000
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,194,633
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,865	2,113,959
Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(2)	1,000	1,133,490
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	23,295	27,748,771
New York City Trust for Cultural Resources, NY, (Museum of Modern Art), 4.00%, 4/1/26	3,885	4,546,382
New York City Trust for Cultural Resources, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31(5)	5,625	7,780,275
Oregon, Lottery Revenue, 5.00%, 4/1/36	4,045	5,045,450
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	16,055	19,272,904

Security	Principal Amount (000’s omitted)	Value
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	$4,845	$5,194,712
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	31,784,291
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.198%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	1,000	1,003,690

		$112,189,987

Senior Living/Life Care — 0.4%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	$250	$268,167
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	300	322,752
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	409	110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,630,400
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,067,257
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	550,930
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.75%, 11/15/51	3,250	3,597,880
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/37	495	510,969
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	785,340

		$15,844,170

Special Tax Revenue — 7.8%
Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,128,722
District of Columbia, Income Tax Revenue, 4.00%, 5/1/45	6,500	7,832,565
District of Columbia, Income Tax Revenue, 5.00%, 3/1/38	7,425	9,895,075
District of Columbia, Income Tax Revenue, 5.00%, 3/1/39	5,060	6,725,550
District of Columbia, Income Tax Revenue, 5.00%, 3/1/40	4,750	6,300,020
Illinois Sports Facilities Authority, 5.00%, 6/15/29	2,250	2,614,770
Illinois Sports Facilities Authority, 5.00%, 6/15/30	1,200	1,384,488
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,351,203
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River Community Development District, FL, (Capital Improvements), 5.75%, 5/1/38	370	370,962
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 5/1/46	695	746,437
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 5/1/48	2,840	3,038,601
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	5,000	5,878,050
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,404,369
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	13,008,949
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,050	5,113,854
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	11,265,593
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	4,585	5,262,528
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	14,534,526
New York Dormitory Authority, Personal Income Tax Revenue, 3.00%, 3/15/41	2,500	2,714,250
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/36	18,500	22,545,395
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/46	3,510	4,136,781
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/47	5,000	5,884,800
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	12,000	12,141,480
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	9,995	11,613,390

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/48	$8,940	$11,359,432
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	7,840	9,490,869
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	12,232,900
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	2,030,119
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,204,480
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,332,459
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,249,370
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,652,270
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	7,000	8,460,410
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	5,000	5,917,300
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	12,000	14,291,400
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,541,000
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	5,536	6,012,871
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	2,219	2,445,205
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	10,000	11,169,000
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/37	3,075	3,609,835
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/38	7,495	8,754,685
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	440	372,073
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35(7)	310	242,578
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(3)	10,000	11,552,400

		$293,732,002

Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$4,580	$4,993,986

		$4,993,986

Transportation — 20.1%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/34	$3,480	$4,096,447
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/36	5,000	5,852,000
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,330,941
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,986,800
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	3,830	4,248,849
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,754,368
Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/36	7,000	8,272,250
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/32	15,160	19,755,754
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	7,062,360
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,221,311
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,474,940
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,357,697
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,875,480
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/34	9,895	12,093,174
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/35	1,105	1,345,879
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,699,884
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	12,328,649
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/34	2,600	3,069,248
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	3,225	3,745,644
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,845	2,066,990
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,298,000
Florida Department of Transportation, Turnpike System Revenue, 3.00%, 7/1/33(5)	6,420	7,416,191

Security	Principal Amount (000’s omitted)	Value
Florida Department of Transportation, Turnpike System Revenue, 4.00%, 7/1/32(5)	$6,170	$7,872,673
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	15,389,024
Harris County, TX, Toll Road Revenue, 4.00%, 8/15/36(5)	1,250	1,564,088
Harris County, TX, Toll Road Revenue, 4.00%, 8/15/45(5)	2,500	3,024,500
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/30	1,420	1,879,583
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,360,252
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/48	10,000	12,086,800
Hawaii, Harbor System Revenue, 4.00%, 7/1/40	425	513,889
Hawaii, Harbor System Revenue, (AMT), 4.00%, 7/1/36	250	297,200
Houston, TX, Airport System Revenue, (AMT), 4.00%, 7/1/35	1,500	1,772,550
Houston, TX, Airport System Revenue, (AMT), 4.00%, 7/1/36	2,000	2,354,720
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	17,130	20,682,933
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,276,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	1,200	1,383,060
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,646,055
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/33	5,000	6,257,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,919,800
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,591,380
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,019,840
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,725,750
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,217,612
Massachusetts Port Authority, 5.00%, 7/1/32	3,800	5,019,040
Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,105	12,487,557
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	3,000	3,930,510
Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	2,965	3,858,770
Massachusetts Port Authority, (AMT), 5.00%, 7/1/32	4,200	5,436,732
Massachusetts Port Authority, (AMT), 5.00%, 7/1/33	3,855	4,965,741
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,224,664
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,200	3,918,400
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,155,740
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/32	10,000	12,093,200
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,418,760
Miami-Dade County, FL, Aviation Revenue, (AMT), 4.00%, 10/1/44	5,000	5,631,550
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	26,372,242
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	9,125	10,311,159
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	1,935	2,361,551
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	32,530	38,804,712
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,320	2,811,538
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,677,605
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	9,149,498
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.29%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(4)	2,275	2,276,866
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/36	6,635	7,502,128

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/39	$2,500	$2,848,575
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/45	10,000	11,192,500
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,399,500
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,680	3,107,299
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	3,560	4,520,488
New York Thruway Authority, 3.00%, 1/1/49	6,550	6,906,058
New York Thruway Authority, 4.00%, 1/1/41	9,950	11,857,315
New York Thruway Authority, 4.00%, 1/1/42	10,000	11,873,600
New York Thruway Authority, 4.00%, 1/1/43	10,000	11,838,500
New York Thruway Authority, 5.00%, 1/1/36	12,500	16,275,000
New York Thruway Authority, 5.00%, 1/1/39	1,845	2,391,618
New York Thruway Authority, 5.00%, 1/1/40	17,155	22,193,767
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,871,357
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	14,325	15,678,856
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,180	1,299,168
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/25	800	956,352
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/26	1,000	1,226,240
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/34	1,750	2,257,045
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/35	2,225	2,868,960
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/25	1,100	1,301,641
North Texas Tollway Authority, 5.00%, 1/1/29	5,000	6,035,600
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	8,310	9,152,468
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,811,350
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,964,350
Port Authority of New York and New Jersey, (AMT), 5.00%, 4/1/36	10,230	12,190,579
Port of Seattle, WA, (AMT), 5.00%, 4/1/23	2,000	2,190,540
Port of Seattle, WA, (AMT), 5.00%, 4/1/24	2,165	2,457,167
Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,500	1,759,680
Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,288,700
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,724,534
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	30,089,876
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,492,542
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,819,600
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	2,230	2,610,594
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	4,140	4,833,160
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	2,140	2,493,293

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	$2,885	$3,689,107
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	15,164,653

		$753,228,160

Water and Sewer — 4.0%
Baltimore, MD, (Water Projects), 4.00%, 7/1/40	$470	$577,578
Baltimore, MD, (Water Projects), 4.00%, 7/1/45	1,005	1,215,869
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	2,000	2,516,300
Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/49	2,340	2,966,980
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	2,905	3,670,613
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,619,156
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,335,520
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/37	4,200	5,574,072
Eastern Municipal Water District Financing Authority, CA, 4.00%, 7/1/38	1,200	1,506,420
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/37	1,300	1,775,891
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,172,117
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,605,315
Great Lakes Water Authority, MI, 5.00%, 7/1/40	350	451,392
Great Lakes Water Authority, MI, 5.00%, 7/1/45	750	952,718
Henrico County, VA, Water and Sewer System Revenue, 3.00%, 5/1/46	1,150	1,270,060
Horsham Water and Sewer Authority, PA, 4.00%, 11/15/31	300	373,761
Horsham Water and Sewer Authority, PA, 4.00%, 11/15/32	275	340,541
Horsham Water and Sewer Authority, PA, 4.00%, 11/15/33	275	338,382
Horsham Water and Sewer Authority, PA, 4.00%, 11/15/34	335	411,383
Horsham Water and Sewer Authority, PA, 4.00%, 11/15/35	230	281,688
Horsham Water and Sewer Authority, PA, 4.00%, 11/15/36	360	438,469
Madison Water and Wastewater Board, AL, 4.00%, 12/1/32	335	413,139
Madison Water and Wastewater Board, AL, 4.00%, 12/1/33	260	319,306
Madison Water and Wastewater Board, AL, 4.00%, 12/1/34	350	429,086
Madison Water and Wastewater Board, AL, 4.00%, 12/1/36	610	742,730
Madison Water and Wastewater Board, AL, 4.00%, 12/1/38	535	645,285
Madison Water and Wastewater Board, AL, 4.00%, 12/1/39	240	288,878
Metropolitan Water District of Southern California, 5.00%, 7/1/38	4,270	5,592,974
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,212,919
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	5	5,286
Missoula, MT, Water System Revenue, 4.00%, 7/1/37	600	721,632
Missoula, MT, Water System Revenue, 5.00%, 7/1/33	565	730,511
Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,460,995
Missoula, MT, Water System Revenue, 5.00%, 7/1/36	800	1,026,736
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/24	2,755	3,111,662
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,955	4,802,121
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	12,960	15,999,509
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/50	7,500	9,800,175
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/34	650	809,939

Security	Principal Amount (000’s omitted)	Value
Orange County, FL, Water and Wastewater Utility Revenue, 5.00%, 10/1/38	$10,060	$13,684,316
Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/37	500	604,335
Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/38	1,000	1,206,260
Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/39	1,075	1,293,505
Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/38	1,600	1,938,688
Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/39	1,000	1,208,670
Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/45	805	961,323
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/38	1,000	1,257,160
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/39	1,250	1,567,563
San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/45	3,400	4,172,310
Sarasota County, FL, Utility System Revenue, 5.00%, 10/1/28	300	401,382
Sarasota County, FL, Utility System Revenue, 5.00%, 10/1/29	250	342,800
Sarasota County, FL, Utility System Revenue, 5.00%, 10/1/30	300	420,243
Sarasota County, FL, Utility System Revenue, 5.00%, 10/1/45	4,625	6,133,074
Sarasota County, FL, Utility System Revenue, 5.00%, 10/1/50	3,750	4,931,137
Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	10,000	11,512,500
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	867,061
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,344,261

		$148,353,696

Total Tax-Exempt Municipal Securities — 95.1% (identified cost $3,322,894,342)		$3,564,979,763

Taxable Municipal Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$4,464	$1,116,023

		$1,116,023

General Obligations — 0.2%
Chicago, IL, 7.75%, 1/1/42	$4,050	$4,393,643
Jarrell Independent School District, TX, (PSF Guaranteed), 2.14%, 8/15/39(5)	940	957,164
Redondo Beach Unified School District, CA, 2.311%, 8/1/37	665	672,714

		$6,023,521

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,600,577

		$36,600,577

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$19,736,100
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	28,718,745

		$48,454,845

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.0%(8)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$1,261,013

		$1,261,013

Water and Sewer — 0.1%
Honolulu City and County, HI, Wastewater System Revenue, 2.574%, 7/1/41	$4,500	$4,556,970

		$4,556,970

Total Taxable Municipal Securities — 2.6% (identified cost $88,635,428)		$98,012,949

Total Investments — 97.7% (identified cost $3,411,529,770)		$3,662,992,712

Other Assets, Less Liabilities — 2.3%		$87,728,678

Net Assets — 100.0%		$3,750,721,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	21.1%
California	14.1%
Others, representing less than 10% individually	62.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $25,744,153 or 0.7% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(5)	When-issued/delayed delivery security.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Security is in default and making only partial interest payments.

(8)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,564,979,763	$—	$3,564,979,763
Taxable Municipal Securities	—	98,012,949	—	98,012,949
Total Investments	$—	$3,662,992,712	$—	$3,662,992,712

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.